Summary of Selected Significant Accounting Polices	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Selected Significant Accounting Policies [Abstract]
Summary of Selected Significant Accounting Policies

Note 3: Summary of Selected Significant Accounting Polices

Basis of preparation:

The accompanying condensed consolidated financial statements have been prepared on the accrual basis of accounting in accordance with United States generally accepted accounting principles ("US GAAP") to reflect the financial position, results of operations and cash flows of the Company. These financial statements have been prepared on a going concern basis, which assumes the realization of assets and satisfaction of liabilities in the normal course of business.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. These condensed consolidated financial statements should be read in conjunction with the Company's most recent audited consolidated financial statements and related notes for the fiscal year ended December 31, 2011, which are included in the Company's prospectus filed with the Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended, on August 3, 2012. The same accounting policies are followed in preparing nine month financial data as are followed in preparing annual data. See the notes in the audited financial statements for the year ended December 31, 2011 for those policies. In the opinion of management, all adjustments necessary for the fair presentation of nine month operating results are reflected herein and are of a normal, recurring nature.

Use of estimates:

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amount of assets and liabilities reported on the Company's balance sheets and the amounts of income and expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, the accounting for revenue recognition and related reserves for sales returns, useful lives of property, plant and equipment, allowance for trade receivables, determining impairment on long-lived assets, valuation of inventory, determining compensation expense on stock based compensation plans and accruals for incentive compensation. Actual results may differ from these estimates.

Cash and cash equivalents:

The Company considers all highly liquid investments with initial maturities of three months or less to be cash equivalents.

Trade receivables:

Trade receivables are carried at original invoice amount less an estimate made for doubtful receivables. Management determines the allowance for doubtful accounts on a specific identification basis as well as by using historical experience applied to an aging of accounts. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received.

Inventories:

Inventories are stated at the lower of cost (determined on the first-in, first-out method) or market. Inventories consist primarily of merchandise held for sale. Inventories comprised of the following as September 30, 2012 and December 31, 2011:

	September 30, 2012	December 30, 2011

Finished goods	$36,978,269	$38,380,074
Raw materials	1,061,169	1,219,951
Finished goods in transit	2,622,838	4,143,847
Total	$40,662,276	$43,743,872

Income taxes:

As a result of the Business Combination, beginning August 21, 2012, the Company's results of operations are taxed as a C Corporation. Prior to the Business Combination, The Tile Shop's operations were taxed as a limited liability company, whereby The Tile Shop elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for federal income taxes has been provided in the accompanying condensed consolidated financial statements for periods prior to August 21, 2012. The provision recorded prior to August 21, 2012, represents income taxes primarily payable by The Tile Shop, due to minimum fees in several states and income tax in the state of Michigan.

The change in status to a taxable entity and the transactions consummated as part of the Business Combination resulted in the recognition of deferred tax assets and liabilities based on the expected tax consequences of temporary differences between the book and tax basis of The Tile Shop's assets and liabilities at the date of the Business

Combination including the following: (i) historical outside basis difference at December 31, 2011, (ii) outside basis differences occurring in 2012 prior to the Business Combination, and (iii) the tax basis increase of The Tile Shop membership interests directly held by the Company related to the Business Combination. At September 30, 2012, outside basis differences prior to the Business Combination relating primarily to temporary basis differences in inventory, fixed assets, accruals, and outside basis differences, totaled approximately $5.3 million, which have been tax-effected at a 40% rate. This deferred tax asset of $5.3 million was recognized and included in the tax benefit for the nine months ended September 30, 2012. The tax provision for \ nine months ended September 30, 2012, also includes a tax expense of $0.5 million which was determined using a projected effective tax rate of 42.0% on income for the period August 21, 2012 (the date on which the tax status changed to a C Corporation) to December 31, 2012.

In addition, deferred tax assets of $27.8 million were recognized in connection with the Business Combination transactions (related to item (iii) above), which enables the Company to utilize future tax deductions for the step-up in basis of The Tile Shop members ownership interests that have been contributed to the Company. These basis differences have been tax-effected at a rate of 40% and were credited directly to additional paid in capital as of the closing of the Business Combination. Total deferred tax assets recognized in connection with the Business Combination of $33.1 million have been analyzed and classified as current ($5.2 million) or long term ($27.9 million) on the balance sheet as of September 30, 2012.

These amounts represent the preliminary determination of the deferred tax assets and liabilities recognized in the Business Combination because the Company has not filed its final tax return. We do not expect any potential adjustments made to be material in relation to the preliminary values.

Prospectively, the Company will recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

The Company has adopted FASB ASC 740-10 relating to "Accounting for uncertainty in income taxes". As a result of the implementation of FASB ASC 740-10, the Company recognized no adjustment for uncertain tax positions. As of September 30, 2012, the Company did not recognize any reserves for uncertain tax positions nor has it accrued interest and penalties related to uncertain tax positions.

Revenue recognition:

Sales are recognized upon pick up or delivery of products, which is when transfer of title to a customer occurs, the sales price is fixed or determinable, and collection is reasonably assured. The Company is required to charge and collect sales and other taxes on sales to its customers and remit the taxes back to the government authorities. Sales and other taxes are recorded in the consolidated balance sheets but excluded from the consolidated statements of income. Shipping costs charged to customers are included in sales and shipping costs charged to the Company are included in cost of sales.

The Company accrues a liability for sales returns and exchanges in the period that the related sales are recognized. The customer may receive a refund or exchange the original product for a replacement of equal or similar quality for an indefinite period of time after the original purchase. The Company regularly assesses and adjusts the estimated liability for updated return rates based on actual trends and projected claim costs. A revision of estimated claim rates and claim costs or revisions to the Company's exchange policies may have a material effect on future results of operations.

Stock based compensation:

The Company has given equity linked incentives to certain employees. The Company accounts for equity linked incentives in accordance with ASC 718 "Stock Compensation". ASC 718 addresses the accounting for share-based payment transactions in which an enterprise receives employee services in exchange for equity instruments of the enterprise or liabilities that are based on the fair value of the enterprise's equity instruments or that may be settled by the issuance of such equity instruments.

The Company has granted cash settled and equity settled awards. Until consummation of the Business Combination, the cash settled awards were classified as liabilities as required under ASC 718. At each reporting date the liability was measured at intrinsic value with resulting changes recognized in the consolidated statements of income.

Upon consummation of Business Combination, the Company has only equity settled awards. The Company measures compensation cost for equity settled awards at fair value on the date of grant and recognizes compensation cost in the Condensed Consolidated Statements of income over the requisite service or performance period the award is expected to vest. Compensation cost is determined by using option pricing models.

Concentration of risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and bank deposits. By their nature, all such instruments involve risks including credit risks of non-performance by counterparties. A substantial portion of the Company's cash and cash equivalents and bank deposits are invested with banks with high investment grade credit ratings.

Segments:

The Company's operations consist primarily of the retail sale of tile and flooring products in various metropolitan areas in the United States through company-operated stores or online through its website. The Company's chief operating decision maker only reviews the consolidated results of the Company and accordingly the Company has concluded it has one reportable segment.

Recent Accounting Pronouncements:

There were no new accounting pronouncements that would have a significant impact on The Tile Shop's results of operations, financial condition or liquidity.

Note 2. Summary of Significant Accounting Policies

Basis of preparation:

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with United States generally accepted accounting principles ("US GAAP") to reflect the financial position, results of operations and cash flows of the Company. These financial statements have been prepared on a going concern basis, which assumes the realization of assets and satisfaction of liabilities in the normal course of business.

Basis of consolidation:

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates:

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amount of assets and liabilities reported on the Company's balance sheets and the amounts of income and expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, the accounting for revenue recognition and related reserves for sales returns, useful lives of property, plant and equipment, allowance for trade receivables, determining impairment on long-lived assets, valuation of inventory, and accruals for compensation plans. Actual results may differ from these estimates.

Cash and cash equivalents:

The Company considers all highly liquid investments with initial maturities of three months or less to be cash equivalents.

Trade receivables:

Trade receivables are carried at original invoice amount less an estimate made for doubtful receivables. Management determines the allowance for doubtful accounts on a specific identification basis as well as by using historical experience applied to an aging of accounts. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received. As of December 31, 2011 and 2010, the allowance for doubtful accounts was $91,000 and $136,000, respectively.

The changes in the allowance for doubtful accounts for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
Balance at the beginning of the year	$136,000	$230,645
Charged to operations	-	20,932
Write-offs, net of collections	(40,161)	(55,077)
Reversal	(4,839)	(60,500)
Balance at the end of the year	$91,000	$136,000

Inventories:

Inventories are stated at the lower of cost (determined on the first-in, first-out method) or market. Inventories consist primarily of merchandise held for sale. Inventories comprised of the following as of December 31, 2011 and 2010:

	2011	2010
Finished goods	$38,380,074	$30,143,265
Raw materials	1,219,951	1,062,200
Finished goods in transit	4,143,847	4,152,447
Total	$43,743,872	$35,357,912

Property, plant and equipment:

Property, plant and equipment are carried at cost less accumulated depreciation. Repairs and maintenance are expensed as incurred. Expenditures which extend asset useful lives are capitalized. Leasehold improvements are amortized over the shorter of their estimated useful lives or lease periods (including expected renewal periods). Depreciation is provided on the straight-line method at rates based on the estimated useful lives of individual assets or classes of assets as follows:

Asset life (in years)
Buildings	40
Building improvements	15 - 22
Furniture and fixtures	3 - 7
Machinery and equipment	5 - 7
Computer equipment	5 - 7
Purchased computer software	3 - 5
Vehicles	3 - 5

Assets acquired under capital leases are capitalized as assets by the Company at the lower of the estimated fair value of the leased property or the present value of the related lease payments. Assets under capital leases are depreciated over the shorter of the lease term (including expected renewal periods) or the estimated useful life of the assets.

The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the accounts and any gain or loss thereon is included in the results of operations.

Impairment of long-lived assets:

The Company reviews long-lived assets for impairment when events or changes in circumstances indicate the carrying value of those assets may exceed their current fair values. The investments in building improvements and related equipment represent the Company's most significant long-lived assets. If impairment indicators are present, the Company evaluates store-level results to determine whether projected future cash flows over the remaining lease terms are sufficient to recover the carrying value of the fixed asset investment in each individual store. If projected future cash flows are less than the carrying value of the fixed asset investment, an impairment charge is recognized to the extent that the fair value, as determined by discounted cash flows or appraisals, is less than the carrying value of such assets. The carrying value of building improvements as well as certain other property and equipment are subject to impairment write-downs as a result of such evaluation. Management has determined that no impairment of property, plant and equipments occurred during the years ended December 31, 2011 and 2010.

Income taxes and distributions:

As a LLC, the Company is taxed as a partnership, which provides that, in lieu of corporate income taxes, the members separately account for the Company's items of income, deductions, losses and credits. Therefore, these consolidated financial statements do not include any provision for federal income taxes on the Company's taxable income. The provision for income taxes represents income taxes primarily due to minimum fees in several states and income tax in the state of Michigan. Earnings and losses are included in the income tax returns of the members. The Company intends to distribute funds to the members to assist the members in paying the taxes on income generated by the Company.

Members are responsible for income taxes on their allocated share of taxable income, which may differ from income for financial statement purposes due to differences in the tax basis and financial reporting basis of assets and liabilities.

The Company has adopted guidance on accounting for uncertainty in income taxes. Management evaluated the Company's tax positions and concluded that the Company has taken no uncertain tax positions that require adjustment to the consolidated financial statements to comply with the provisions of this guidance.

Revenue recognition:

Sales are recognized upon pick up or delivery of products which is when transfer of title to a customer occurs, the sales price is fixed or determinable, and collection is reasonably assured. The Company is required to charge and collect sales and other taxes on sales to its customers and remit the taxes back to the government authorities. Sales and other taxes are recorded in the consolidated balance sheets but excluded from the consolidated statements of income.

Shipping costs charged to customers are included in sales and totaled $884,825, $734,482 and $487,053 for the years ended December 31, 2011, 2010 and 2009, respectively. Shipping costs charged to the Company are included in cost of sales and totaled $1,943,430, $1,611,846 and $912,814 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company accrues a liability for sales returns and exchanges in the period that the related sales are recognized. The customer may receive a refund or exchange the original product for a replacement of equal or similar quality for an indefinite period of time after the original purchase. The Company regularly assesses and adjusts the estimated liability for updated return rates based on actual trends and projected claim costs. A revision of estimated claim rates and claim costs or revisions to the Company's exchange policies may have a material effect on future results of operations.

Selling, general and administration expenses:

Selling, general and administration expenses ("SG&A") includes payroll, advertising, distribution, facilities cost along with general and administrative expenses, which are recognized as expense when incurred.

Advertising costs charged to SG&A were approximately $1,104,000, $1,085,000 and $834,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Leases:

The Company classifies all leases at the inception date as either a capital lease or an operating lease. Leases of assets under which there is transfer of substantially the entire risk and rewards incidental to ownership as per ASC 840 "Leases" are classified as capital leases. All other leases are classified as operating leases.

Assets under capital leases are capitalized and lease payments are allocated to the lease obligation and interest on the obligation amount.

Rent expense on operating leases is generally charged to expense in accordance with the terms of the agreement. For leases that contain fixed escalation of the minimum rent, rent expense is recognized on a straight-line basis through the end of the lease term. The start of the lease term is the earlier of the lease commencement date or the date the Company takes possession of the asset. The difference between the straight-line rent amounts and amounts payable under the leases is recorded as deferred rent.

Cash or lease incentives received upon entering into certain leases (tenant incentives) are recognized on a straight-line basis as a reduction to rent expense of the property through the end of the lease term. The unamortized portion of the tenant allowance is included as a deferred rent liability.

Stock based compensation:

The Company has given equity linked incentives to certain employees. The Company accounts for equity linked incentives in accordance with ASC 718 " Stock Compensation ". ASC 718 addresses the accounting for share-based payment transactions in which an enterprise receives employee services in exchange for equity instruments of the enterprise or liabilities that are based on the fair value of the enterprise's equity instruments or that may be settled by the issuance of such equity instruments.

The Company has granted cash settled awards which are classified as liabilities as required under ASC 718. At each reporting date the liability is measured at intrinsic value with resulting changes recognized in the consolidated statements of income.

Concentration of risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and bank deposits. By their nature, all such instruments involve risks including credit risks of non-performance by counterparties. A substantial portion of the Company's cash and cash equivalents and bank deposits are invested with banks with high investment grade credit ratings.

Segments:

The Company's operations consist primarily of the retail sale of tile and flooring products in various metropolitan areas in the United States through company-operated stores or online through its website. The Company's chief operating decision maker ("CODM") only reviews the consolidated results of Company and accordingly the Company has concluded it has one reportable segment.